Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Parenthetical) (Detail) - Investment Funds [Member]	Dec. 31, 2021	Dec. 31, 2020
Corporate Bonds
Defined benefit plan, plan assets target allocation percentage	73.00%	72.00%
Equity
Defined benefit plan, plan assets target allocation percentage	15.00%	13.00%
Other Instruments
Defined benefit plan, plan assets target allocation percentage	12.00%	15.00%